Gross Revenue - Summary of Receivables from Contracts with Customers (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [Abstract]
Receivables, included in 'trade receivables' (note 10)	$ 10,865	$ 15,786	$ 20,281